OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Other operating expenses [Abstract]
Severance costs		$ 50	$ 0
Litigation costs		72	25
Litigation settlement accruals		91	0
Net expense for business combination		625	0
Loulo-Gounkoto other expenses			84
Loss (gain) on warrant investments at FVPL		(1)	4
Bank charges		6	4
Loulo-Gounkoto reduced operations costs		136	0
Tanzania community relations projects2		10	40
Tax interest and penalties		0	62
Tongon customs and royalty settlement		0	60
Miscellaneous write-offs (reversals)		41	0
Other		33	57
Other expenses, by nature		1,063	336
Other Operating Income [Abstract]
Gain on sale of non-current assets3		(1,477)	(24)
Twiga partnership economic benefits sharing adjustment		(10)	(22)
Remeasurement of contingent consideration		(41)	0
Insurance proceeds related to Pueblo Viejo		0	(46)
Loss (gain) on non-hedge derivatives		1	(13)
Interest income on other assets		(45)	(17)
Total other income		(1,572)	(122)
Other operating income (expense)		(509)	$ 214
Hemlo [Member]
Other Operating Income [Abstract]
Other gains (losses)	$ (545)	(546)
Tongon [Member]
Other Operating Income [Abstract]
Other gains (losses)		(134)
Alturas Project
Other Operating Income [Abstract]
Other gains (losses)		(53)
Donlin Gold [Member]
Other Operating Income [Abstract]
Other gains (losses)		$ (745)